Components of Deferred Tax Assets (Liabilities) (Detail) - USD ($) $ in Thousands		Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets:
Asset retirement obligation			$ 866	$ 772
Deferred compensation plans			2,028	695
Compensation Accruals			767	2,087
Valuation allowances			(3,478)	(71)
Other			93	68
Total gross current deferred tax assets			276	3,551
Liabilities:
Unrealized gain on derivatives			(12,570)	(11,410)
Other			(238)	(442)
Total gross current deferred tax liabilities			(12,808)	(11,852)
Net total current deferred tax liability			(12,532)	(8,301)
Assets:
Timing differences - tax partnerships			4,166
Tax basis of oil and gas properties in excess of book basis			8,965
Asset retirement obligation			16,965	15,091
Deferred compensation plans			1,083	2,218
Net operating loss carryforward	[1]		123,488	73,531
Organization costs			456	525
Deferred revenue			1,098	1,209
Percentage depletion carryforward			2,673	2,155
AMT credits		$ 5,500	292	292
Valuation allowances			(144,681)	(4,318)
Other			280	269
Total gross long-term deferred tax assets			14,785	88,817
Liabilities:
Timing differences - tax partnerships				(7,135)
Book basis of oil and gas properties in excess of tax basis				(73,557)
Unrealized gain on derivatives			(1,574)	(999)
Other			(679)	(980)
Total gross long-term deferred tax liabilities			(2,253)	(80,516)
Net total long-term deferred tax asset			$ 12,532	$ 8,301

[1]	As a result of certain realization requirements of FASB ASC 718, the table of deferred tax assets and liabilities does not include $1.3 million at December 31, 2015 and 2014, of excess tax benefits that arose directly from tax deductions related to stock-based compensation greater than compensation recognized for financial reporting. Total stockholders' equity will be increased by $1.3 million if and when such excess tax benefits are ultimately realized.